Intangible Assets, Net	6 Months Ended
Mar. 31, 2026
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

11. INTANGIBLE ASSETS, NET

As of September 30, 2025 and March 31, 2026, intangible assets, net consisted of the following:

	As of September 30, 2025	As of March 31, 2026
		(Unaudited)
Patents	$2,412,999	$7,970,131
Software copyright	629,478	649,645
Subtotal	3,042,477	8,619,776
Accumulated amortization	(1,622,654)	(1,902,967)
Impairment	(1,419,823)	(1,465,311)
Intangible assets, net	$-	$5,251,498

The Group’s intangible assets primarily consist of patents and software copyrights. The patents and software copyrights identified in connection with the acquisition of Changzhou Sixun were fully impaired during the year ended September 30, 2025. Accordingly, no carrying amount related to those acquisition-related intangible assets remained as of September 30, 2025 and March 31, 2026.

During the six months ended March 31, 2026, the Group acquired additional patent rights through the settlement of receivables from third parties. The related balance was recorded as receivables from third parties within prepaid expenses and other current assets as of September 30, 2025 because the settlement agreement was entered into after September 30, 2025. Upon execution of the settlement agreement in October 2025 and transfer of the patent rights, the Group reclassified the balance to finite-lived intangible assets. The acquired patents were initially recognized and measured at the carrying amount of receivables from third parties settled in this transaction, in accordance with ASC 845, “Nonmonetary Transactions”: the cost of a nonmonetary asset acquired in exchange for another nonmonetary asset is the fair value of the asset surrendered to obtain it.

The Group’s finite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives. For the six months ended March 31, 2025 and 2026, amortization expense of intangible assets was $299,543 and $224,803, respectively. No impairment loss of intangible assets was recognized for the six months ended March 31, 2025 and 2026.